UNITED STATES                                   OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION      OMB Number:     3235-0456
Washington, D.C.  20549                         Expires: August 31, 2000
                                                Estimated average burden
                FORM 24F-2                      hours per response. . . . .1
        Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.      Name and address of issuer:


                Bremer Investment Funds, Inc.
                P.O. Box 1956
                St. Cloud, MN  56302

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
    of the issuer, check the box but do not list series or classes):     X


3.      Investment Company Act File Number:

                                                811-7919

        Securities Act File Number:

                                                333-15969


4(a).   Last day of fiscal year for which this Form is filed:


                                                9/30/97

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.


SEC 2393 (9-97)






5.      Calculation of registration fee:


        (i)     Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):              $     129,157,149

        (ii)    Aggregate price of securities redeemed or repurchased during
                the fiscal year:                         $     10,928,597

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                to the Commission:  $     0

        (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                          $     10,928,597

        (v)     Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(I)]:              $     118,228,552

        (vi)    Redemption credits available for use in future years
                $(      0       )
                - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

        (vii)   Multiplier for determining registration fee (See Instruction
                C.9):                           X       0.0295%

        (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
                (enter ""0"" if no fee is due): =       $     34,877.42

        6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an
amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here :     0         .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here :      0       .

7.  Interest due - if this Form is being filed more than 90 days after the
    end of the issuer's fiscal year (see Instruction D):    +$      0

8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:                       =$     34,877.42




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                        Method of Delivery:

                        X               Wire Transfer

                                        Mail or other means



                                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                By (Signature and Title)*


                                            Paul Gifford, Secretary


                Date     12/2/97

* Please print the name and title of the signing officer below the signature.